Subsequent Events (Narrative) (Detail) (Subsequent event [Member], Annington Homes [Member], JPY ¥) In Billions, unless otherwise specified	Dec. 13, 2012	Sep. 30, 2012
Subsequent event [Member] | Annington Homes [Member]
Subsequent event [Line Items]
Adjusted carrying value of investment	¥ 115
Fair value of investment		¥ 97.6